Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member}	Total
Beginning balance at Dec. 31, 2017			$ 16,000	$ (14,700)	$ (19,255,072)	$ 25,900	$ (158,666)	$ (19,386,538)
Beginning balance, shares at Dec. 31, 2017			6,000,000
Realization of actuarial gain for post-employment benefits						20,356		20,356
Shareholder debts converted to capital contribution				24,298,700				24,298,700
Shareholder debts converted to capital contribution, shares
Buyouts of Non-controlling interests				(163,401)			163,401
Net loss					145,723		(4,735)	145,723
Ending balance at Dec. 31, 2018			$ 16,000	24,120,599	(19,109,349)	46,256		5,073,506
Ending balance, shares at Dec. 31, 2018	[1]		6,000,000
Realization of actuarial gain for post-employment benefits						549		549
Proceeds from IPO, net of underwriting discount and offering expenses			$ 3,636	12,542,152				12,545,788
Proceeds from IPO, net of underwriting discount and offering expenses, shares	[1]		1,363,637
Share-based compensation				247,817				247,817
Net loss					(1,673,735)			(1,673,735)
Ending balance at Dec. 31, 2019			$ 19,636	36,910,568	(20,783,084)	46,805		16,193,925
Ending balance, shares at Dec. 31, 2019	[1]		7,363,637
Realization of actuarial gain for post-employment benefits						(46,805)
Shareholder debts converted to capital contribution
Shareholder debts converted to capital contribution, shares	[1]
Non-employee share-based compensation			$ 118	155,438				155,556
Non-employee share-based compensation, shares	[1]		44,318
Share-based compensation				3,007,081				3,007,081
Net loss					(6,951,698)			(6,951,698)
Ending balance at Dec. 31, 2020			$ 19,754	$ 40,073,087	$ (27,734,782)			$ 12,358,059
Ending balance, shares at Dec. 31, 2020	[1]		7,407,955

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split